Long Term Bank Loans	12 Months Ended
Dec. 31, 2017
Long Term Bank Loans [Abstract]
LONG TERM BANK LOANS

NOTE 11 – LONG TERM BANK LOANS

	December 31, 2017	December 31, 2016
Long-term bank loan - Industrial and Commercial Bank of China (“ICBC”) (1)	$7,411,564	$9,920,860
Long-term bank loan – Changjiang Agriculture Credit Union (“CACU”) (2)	-	720,000
Subtotal	7,411,564	10,640,860
Less: current maturities of long-term loan	(4,460,524)	(4,391,260)
Long-term loan-noncurrent portion	$2,951,040	$6,249,600

(1)	In September 2013, the Company’s subsidiary, REIT Changjiang, entered into a line of credit agreement with ICBC, which allowed REIT Changjiang to borrow up to RMB 96 million (approximately $13.8 million) from ICBC for six years. The loan is used in the construction of REIT Changjiang’s manufacturing plant. The loan bears a variable interest rate based on the prevailing interest rate for a 6-year loan set by the People’s Bank of China at the time of borrowing, plus 29 basis points, adjusted every six months. The Company pledged its land use right of 306,000 square meters and the construction in progress on this land with an aggregated carrying value of $28,463,526 at December 31,2017 as collateral for this loan. The Company is required to make monthly principal and interest payments. During the year ended December 31, 2017, the Company repaid RMB 20,673,882 with a remaining balance of RMB 48,220,976 (equivalent to $7,411,564) as of December 31, 2017.

(2)	On December 15, 2016, REIT Changjiang entered into a loan agreement with CACU to borrow $720,000 as working capital for two years with a fixed interest rate of 8% per annum. The Company pledged its equipment as the collateral. The loan was guaranteed by the CEO and principal shareholders of the Company. The Company was required to make monthly interest payments with principal due at maturity. The Company fully repaid the loan in 2017.

For the years ended December 31, 2017, 2016 and 2015, total interest on the Company’s long-term bank loans amounted to $585,158, $795,025 and $1,151,267, among which $0, $0 and $469,086 has been capitalized and $585,158, $795,025, and $682,181 has been charged to interest expense, respectively.

As of December 31, 2017, the repayment schedule of the Company’s remaining long-term bank loan is as follows:

	Repayment in RMB	Repayment in USD
March 2018	19,420,976	2,985,004
September 2018	9,600,000	1,475,520
March 2019	9,600,000	1,475,520
September 2019	9,600,000	1,475,520
Total	48,220,976	7,411,564